Income tax expense and other taxes - Summary of assets and liabilities for taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax expense [abstract]
Current income tax - assets	$ 99,973	$ 152,601
Other current taxes
Current VAT-assets	90,955	72,857
Other taxes current	7,791	6,456
Total other current taxes	98,746	79,313
Total current tax - assets	198,719	231,914
Non-current income tax – assets	1	19
Total tax - assets	198,720	231,933
Current income tax - liabilities	$ (26,421)	$ (26,702)